Investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 28, 2021	Dec. 31, 2020
DisclosureInvestmentsLineItems [Line Items]
Description of main investees of PIB BV	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
Description of main investees	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
Description of main investees	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC); and
[custom:DescriptionOfMainInvesteesOfPibBv3]	PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA (100%) and BJOOS BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia.
Non-controlling interest	$ 405		$ 528
Percentage in indirect subsidiary	51.00%
Pibbv Memeber [Member]
DisclosureInvestmentsLineItems [Line Items]
Acquired shares		100.00%
Non-controlling interests [member] | Gaspetro [member]
DisclosureInvestmentsLineItems [Line Items]
Non-controlling interest	$ 199		213
Non-controlling interests [member] | Consolidated structured entities [member]
DisclosureInvestmentsLineItems [Line Items]
Non-controlling interest	165		192
Non-controlling interests [member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member]
DisclosureInvestmentsLineItems [Line Items]
Non-controlling interest	$ 29		$ 65